Annual Total Returns- Janus Henderson Government Money Market Fund (Class D Shares) [BarChart] - Class D Shares - Janus Henderson Government Money Market Fund - Class D	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	none	none	none	none	none	none	0.32%	1.31%	1.64%	0.24%